Income taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes recognized during the three and six months ended June 30, 2020 and June 30, 2019, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Provision for income taxes	$8,671	$12,456	$21,261	$24,496
Tax impact of restructuring and other items	(2,261)	—	(2,261)	—
Provision for income taxes	$6,410	$12,456	$19,000	$24,496